Restatement of Previously Issued Financial Statements (Details) - Schedule of the restatement on each financial statement - USD ($)	3 Months Ended			4 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 28, 2020	Jun. 01, 2020
Condensed Financial Statements, Captions [Line Items]
Total Liabilities	$ 3,481,958,000				$ 3,479,850,000	$ 3,479,850,000	$ 1,811,273,000
Share capital, $0.01 par value, 173,274,443 and 170,274,443 shares authorized; 26,435,097 and 25,855,413 shares issued and outstanding at March 31, 2020 and December 31, 2020 respectively.	264,000				259,000	259,000	200,000
Additional Paid-in Capital	84,765,000				79,933,000	79,933,000	30,615,000
Retained earnings	(63,575,000)				(60,067,000)	(60,067,000)	(36,321,000)
Shareholders' Equity	24,439,000		$ 5,089,000		24,299,000	24,299,000	(5,363,000)
Net loss	(3,508,000)		$ (7,479,000)			(23,746,000)	$ (625,000)	$ (7,189,000)
CIK0001816090 FTAC Olympus Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Total Liabilities	87,545,107				79,579,419	79,579,419
Additional Paid-in Capital	23,199,410				14,150,592	14,150,592
Retained earnings	(18,202,448)				(9,153,540)	(9,153,540)
Shareholders' Equity	5,000,002				5,000,001	5,000,001
Net loss	$ (9,048,908)				$ (9,153,540)
Weighted average shares outstanding of Class A redeemable ordinary shares (in Shares)	75,474,376				75,376,489
Basic and diluted net loss per share, Class A redeemable ordinary shares (in Dollars per share)	$ 0.00				$ 0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares (in Shares)	21,581,094				20,766,410
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares (in Shares)	(0.42)				(0.44)
Change in fair value of warrant liabilities	$ 5,952,734				$ 5,952,736
As Previously Reported [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Warrant Liabilities
Total Liabilities		30,306,708		30,306,708	30,404,648	30,404,648			30,038,556
Carrying Value, Net of issuance costs		725,421,970		725,421,970	724,852,470	724,852,470			721,047,750
Share capital, $0.01 par value, 173,274,443 and 170,274,443 shares authorized; 26,435,097 and 25,855,413 shares issued and outstanding at March 31, 2020 and December 31, 2020 respectively.		510		510	516	516			507
Additional Paid-in Capital		5,087,486		5,087,486	5,656,980	5,656,980			5,002,305
Retained earnings		(89,928)		(89,928)	(659,436)	(659,436)			(5,015)
Shareholders' Equity		5,000,009		5,000,009	5,000,001	5,000,001			5,000,008
Number of shares subject to redemption		72,542,197		72,542,197	72,485,247	72,485,247			72,104,775
Change in fair value of warrant liabilities
Offering costs associated with warrants recorded as liabilities
Net loss		$ (84,913)		$ (89,928)	$ (659,436)
Weighted average shares outstanding of Class A redeemable ordinary shares (in Shares)		75,115,000		75,115,000	75,376,489
Basic and diluted net loss per share, Class A redeemable ordinary shares (in Dollars per share)		$ 0.00		$ 0.00	$ 0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares (in Shares)		20,089,849		19,897,156	20,766,410
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares (in Shares)		0.00		0.00	(0.03)
Net loss				$ (89,928)	$ (659,436)
Change in fair value of warrant liabilities
Transaction costs allocable to warrant liabilities
Initial value of Class A ordinary shares subject to possible redemption				725,506,890	725,506,890
Change in value of Class A ordinary shares subject to possible redemption				(84,920)	(654,420)
Adjustments [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Warrant Liabilities		$ 43,739,664		43,739,664	49,174,771	49,174,771			42,957,966
Total Liabilities		43,739,664		43,739,664	49,174,771	49,174,771			42,957,966
Carrying Value, Net of issuance costs		(43,739,664)		(43,739,664)	(49,174,771)	(49,174,771)			(42,957,966)
Share capital, $0.01 par value, 173,274,443 and 170,274,443 shares authorized; 26,435,097 and 25,855,413 shares issued and outstanding at March 31, 2020 and December 31, 2020 respectively.		437		437	492	492			429
Additional Paid-in Capital		(3,058,560)		(3,058,560)	8,493,612	8,493,612			2,540,939
Retained earnings		(3,058,997)		(3,058,997)	(8,494,104)	(8,494,104)			(2,541,368)
Shareholders' Equity
Number of shares subject to redemption		(4,373,966)		(4,373,966)	(4,917,477)	(4,917,477)			(4,295,797)
Change in fair value of warrant liabilities		(517,629)		(517,629)	(5,952,736)
Offering costs associated with warrants recorded as liabilities		(2,541,368)		(2,541,368)	(2,541,368)
Net loss		$ (3,058,997)		$ (3,058,997)	$ (8,494,104)
Weighted average shares outstanding of Class A redeemable ordinary shares (in Shares)
Basic and diluted net loss per share, Class A redeemable ordinary shares (in Dollars per share)		$ 0.00		$ 0.00	$ 0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares (in Shares)
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares (in Shares)		(0.16)		(0.16)	(0.41)
Net loss				$ (3,058,997)	$ (8,494,104)
Change in fair value of warrant liabilities				517,629	5,952,736
Transaction costs allocable to warrant liabilities				2,541,368	2,541,368
Initial value of Class A ordinary shares subject to possible redemption				(43,222,035)	(43,222,035)
Change in value of Class A ordinary shares subject to possible redemption					(5,952,736)
As Restated [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Warrant Liabilities		$ 43,739,664		43,739,664	49,174,771	49,174,771			42,957,966
Total Liabilities		74,046,372		74,046,372	79,579,419	79,579,419			72,996,522
Carrying Value, Net of issuance costs		681,682,306		681,682,306	675,677,699	675,677,699			678,089,784
Share capital, $0.01 par value, 173,274,443 and 170,274,443 shares authorized; 26,435,097 and 25,855,413 shares issued and outstanding at March 31, 2020 and December 31, 2020 respectively.		947		947	1,008	1,008			936
Additional Paid-in Capital		8,146,046		8,146,046	14,150,592	14,150,592			7,543,244
Retained earnings		(3,148,925)		(3,148,925)	(9,153,540)	(9,153,540)			(2,546,383)
Shareholders' Equity		5,000,009		5,000,009	5,000,001	5,000,001			5,000,008
Number of shares subject to redemption		68,168,231		68,168,231	67,567,770	$ 67,567,770			$ 67,808,978
Change in fair value of warrant liabilities		(517,629)		(517,629)	(5,952,736)
Offering costs associated with warrants recorded as liabilities		(2,541,368)		(2,541,368)	(2,541,368)
Net loss		$ (3,143,910)		$ (3,148,925)	$ (9,153,540)
Weighted average shares outstanding of Class A redeemable ordinary shares (in Shares)		75,115,000		75,115,000	75,376,489
Basic and diluted net loss per share, Class A redeemable ordinary shares (in Dollars per share)		$ 0.00		$ 0.00	$ 0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares (in Shares)		20,089,849		19,897,156	20,766,410
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares (in Shares)		(0.16)		(0.16)	(0.44)
Net loss				$ (3,148,925)	$ (9,153,540)
Change in fair value of warrant liabilities				517,629	5,952,736
Transaction costs allocable to warrant liabilities				2,541,368	2,541,368
Initial value of Class A ordinary shares subject to possible redemption				682,284,855	682,284,855
Change in value of Class A ordinary shares subject to possible redemption				$ (84,920)	$ (6,607,156)